Capital Instruments	12 Months Ended
Dec. 31, 2024
Capital Instruments [Abstract]
Capital Instruments	Capital InstrumentsCarrying value of capital instruments

					As at December 31,
	Issuance date	Earliest par redemption date	Maturity date	Par value	2024	2023
JHFC Subordinated notes(1),(2)	December 14, 2006	n/a	December 15, 2036	$650	$648	$647
2.818% MFC Subordinated debentures(1),(3)	May 12, 2020	May 13, 2030	May 13, 2035	$1,000	997	996
4.064% MFC Subordinated debentures(4)	December 6, 2024	December 6, 2029	December 6, 2034	$1,000	995	-
4.275% MFC Subordinated notes(5),(6)	June 19, 2024	June 19, 2029	June 19, 2034	S$500	524	-
5.054% MFC Subordinated debentures(7)	February 23, 2024	February 23, 2029	February 23, 2034	$1,100	1,095	-
5.409% MFC Subordinated debentures(8)	March 10, 2023	March 10, 2028	March 10, 2033	$1,200	1,196	1,195
4.061% MFC Subordinated notes(1),(9),(10)	February 24, 2017	February 24, 2027	February 24, 2032	US$750	1,077	987
2.237% MFC Subordinated debentures(1),(11)	May 12, 2020	May 12, 2025	May 12, 2030	$1,000	1,000	999
3.00% MFC Subordinated notes(1),(12),(13)	November 21, 2017	November 21, 2024	November 21, 2029	S$500	-	499
3.049% MFC Subordinated debentures(1)(13)	August 18, 2017	August 20, 2024	August 20, 2029	$750	-	750
7.375% JHUSA Surplus notes(13)	February 25, 1994	n/a	February 15, 2024	US$450	-	594
Total					$7,532	$6,667
(1)The Canadian Dollar Offered Rate (“CDOR”) was decommissioned on June 28, 2024. On July 1, 2024, capital instruments of $648 (2023 – $647) which had an interest rate referencing CDOR, transitioned to an interest rate referencing CORRA. In addition, capital instruments with interest rates resetting in the future that reference CDOR and the U.S. Dollar Mid-Swap rate (based on London Interbank Offered Rate (LIBOR)) amount to $1,997 and $1,077, respectively (2023 –
$2,745 and $987, respectively). Future rate resets for these capital instruments may rely on alternative reference rates such as CORRA, the alternative rate for
CDOR, and the Secured Overnight Financing Rate (SOFR) and the alternative rate for USD LIBOR. As at December 31, 2024, the interest rate benchmark reform has not resulted in material changes in the Company's risk management strategy.
(2)Issued by Manulife Holdings (Delaware) LLC (“MHDLL”), now John Hancock Financial Corporation (“JHFC”), a wholly owned subsidiary of MFC, to Manulife
Finance (Delaware) LLC (“MFLLC”), a subsidiary of Manulife Finance (Delaware) L.P. (“MFLP”). MFLP and its subsidiaries are wholly owned unconsolidated related parties of the Company. Effective July 1, 2024, the notes bear interest at a floating rate equal to CORRA, plus a spread adjustment of 0.32138%, plus
0.72%. With regulatory approval, JHFC may redeem the note, in whole or in part, at any time, at par, together with accrued and unpaid interest. Refer to note 17.
(3)After May 13, 2030, the interest rate will reset to equal 3-month CDOR plus 1.82%. With regulatory approval, MFC may redeem the debentures, in whole or in part, on or after May 13, 2025, at a redemption price together with accrued and unpaid interest. If the redemption date is on or after May 13, 2025, but prior to May
13, 2030, the redemption price shall be the greater of: (i) the Canada yield price as defined in the prospectus; and (ii) par. If the redemption date is on or after May
13, 2030, the redemption price shall be equal to par.
(4)Issued by MFC during the fourth quarter of 2024, interest is payable semi-annually. After December 6, 2029, the interest rate will reset to equal the Daily
Compounded CORRA plus 1.25%. With regulatory approval, MFC may redeem the notes, in whole or in part, on or after December 6, 2029 at a redemption price equal to par, together with accrued and unpaid interest to, but excluding, the date fixed for redemption.
(5)Designated as a hedge of the Company's net investment in its Singapore operations which reduces the earnings volatility that would otherwise arise from the re-
measurement of the subordinated notes into Canadian dollars.
(6)Issued by MFC during the second quarter of 2024, interest is payable semi-annually. After June 19, 2029, the interest rate will reset to equal the prevailing 5-year
SORA Overnight Indexed Swap (SORA OIS) Rate plus 1.201%. With regulatory approval, MFC may redeem the notes, in whole, but not in part, on June 19, 2029 and on any interest payment date thereafter, at a redemption price equal to par, together with accrued and unpaid interest to, but excluding, the date fixed for redemption.
(7)Issued by MFC during the first quarter of 2024, interest is payable semi-annually. After February 23, 2029, the interest rate will reset to equal the Daily
Compounded CORRA plus 1.44%. With regulatory approval, MFC may redeem the debentures, in whole, but not in part, on or after February 23, 2029 at a redemption price equal to par, together with accrued and unpaid interest to, but excluding, the date fixed for redemption.
(8)Issued by MFC, interest is payable semi-annually. After March 10, 2028, the interest rate will reset to equal the Daily Compounded CORRA plus 1.85%. With regulatory approval, MFC may redeem the debentures, in whole or in part, on or after March 10, 2028, at a redemption price equal to par, together with accrued and unpaid interest.
(9)On the earliest par redemption date, the interest rate will reset to equal the 5-Year U.S. Dollar Mid-Swap Rate plus 1.647%. With regulatory approval, MFC may redeem the debentures, in whole, but not in part, on the earliest par redemption date, at a redemption price equal to par, together with accrued and unpaid interest.
(10)Designated as a hedge of the Company’s net investment in its U.S. operations which reduces the earnings volatility that would otherwise arise from the re-
measurement of the subordinated notes into Canadian dollars.
(11)Issued by MFC, interest is payable semi-annually. After May 12, 2025, the interest rate will reset to equal 3-month CDOR plus 1.49%. With regulatory approval,
MFC may redeem the debentures, in whole or in part, on or after May 12, 2025, at a redemption price equal to par, together with accrued and unpaid interest.
(12)On the earliest par redemption date, the interest rate will reset to equal the 5-Year Singapore Dollar Swap Rate plus 0.832%. With regulatory approval, MFC may redeem the debentures, in whole, but not in part, on the earliest par redemption date and thereafter on each interest payment date, at a redemption price equal to par, together with accrued and unpaid interest.
(13)The 3.00% MFC Subordinated notes and 3.049% MFC Subordinated debentures were redeemed at par. The 7.375% JHUSA Surplus notes matured and were redeemed.
Fair value measurement
The Company measures capital instruments at amortized cost in the Consolidated Statements of Financial Position. As at
December 31, 2024, the fair value of capital instruments was $7,575 (2023 – $6,483). The fair value of capital instruments was determined using Level 2 valuation techniques (2023 – Level 2).